Financial assets and financial liabilities (Details) - Schedule of trade and other payables - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Current
Trade payables	$ 720,867	$ 106,893
Accrued expenses	411,913	625,980
Other payables	28,113	25,621
Total	$ 1,160,893	$ 758,494